Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Summary of Derivative Instrument Transactions
The amounts of transactions as of December 31, 2024, and 2023 are as follows:

	Underlying Asset	Type of Settlement	12.31.24(*)	12.31.23(*)
Currency Forward Transactions
Purchases	Foreign currency	Daily difference	1,004,310,654	1,542,504,198
Sales	Foreign currency	Daily difference	650,376,520	1,396,644,542
Customers´ Purchases	Foreign currency	Daily difference	183,288,214	198,840,423
Customers´ Sales	Foreign currency	Daily difference	473,287,062	129,180,879
Repurchase Transactions
Forward Purchases	Government Securities	With delivery of the underlying asset	211,952,156	55,717,869
Forward Sales	Government Securities	With delivery of the underlying asset	268,097,781	2,850,743,511
Options
Put options taken	Government Securities	With delivery of the underlying asset	—	5,825,654,489
(*)Notional values.